Average Annual Total Returns (Vanguard Small-Cap Index Fund ETF)	Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Based on Market Value Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - ETF Shares 1/1/2014 - 12/31/2014	CRSP US Small Cap Index Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - ETF Shares 1/1/2014 - 12/31/2014	MSCI US Small Cap 1750 Index Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Spliced Small Cap Index Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - ETF Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.51%	7.04%	4.44%	7.52%	7.54%	6.09%	7.54%
Five Years	16.87%	16.47%	13.59%	16.89%	none	16.74%	16.83%
Ten Years	9.14%	8.79%	7.41%	9.17%	none	9.02%	9.06%